UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

Smith Group Large Cap Core Growth Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Consumer Discretionary - 14.3%
Coach, Inc.	40,400	$1,398,244
Gentex Corp.	83,600	1,372,712
Home Depot, Inc.	12,900	1,433,577
Kohl's Corp.	22,200	1,389,942
Starbucks Corp.	30,200	1,619,173
Wyndham Worldwide Corp.	16,900	1,384,279
		8,597,927
Consumer Staples - 7.2%
Clorox Co.	13,500	1,404,270
Kimberly-Clark Corp.	13,500	1,430,595
Kroger Co.	20,000	1,450,200
		4,285,065
Energy - 9.3%
Chevron Corp.	14,200	1,369,874
Exxon Mobil Corp.	17,110	1,423,552
Helmerich & Payne, Inc.	20,690	1,456,990
SM Energy Co.	29,300	1,351,316
		5,601,732
Financials - 14.7%
Chubb Corp.	15,000	1,427,100
Comerica, Inc.	31,800	1,631,976
Discover Financial Services	24,800	1,428,976
Intercontinental Exchange, Inc.	6,200	1,386,382
Travelers Companies, Inc.	14,400	1,391,904
Voya Financial, Inc.	33,200	1,542,804
		8,809,142
Health Care - 17.8%
Allergan plc *	4,800	1,456,608
C.R. Bard, Inc.	8,600	1,468,020
Gilead Sciences, Inc.	14,200	1,662,536
Hologic, Inc *	44,900	1,708,894
Johnson & Johnson	14,500	1,413,170
McKesson Corp.	6,310	1,418,551
Quintiles Transnational Holdings, Inc. *	21,600	1,568,376
		10,696,155
Industrials - 9.8%
Alaska Air Group, Inc.	22,200	1,430,346
Boeing Co.	10,200	1,414,944
Cintas Corp.	17,700	1,497,243
General Dynamics Corp.	10,600	1,501,914
		5,844,447
Information Technology - 22.7%
Amdocs Ltd.	26,700	1,457,553
ANSYS, Inc. *	16,500	1,505,460
Apple, Inc.	11,500	1,442,388
Aspen Technology, Inc. *	37,300	1,699,015
Cisco Systems, Inc.	52,900	1,452,634
DST Systems, Inc.	13,500	1,700,730
F5 Networks, Inc. *	12,800	1,540,480
FactSet Research Systems, Inc.	9,100	1,478,841
Hewlett-Packard Co.	44,400	1,332,444
		13,609,545
Materials - 2.4%
LyondellBasell Industries NV - Class A	14,100	1,459,632
Total Common Stocks
(Cost $48,385,449)		58,903,645

SHORT-TERM INVESTMENT - 1.8%
Invesco Liquid Assets Portfolio, Institutional Class, 0.10% ^
(Cost $1,100,032)	1,100,032	1,100,032

Total Investments - 100.0%
(Cost $49,485,481)		60,003,677
Other Assets and Liabilities, Net - 0.0%		26,103
Total Net Assets - 100.0%		$60,029,780

* Non-income producing security.
^ Variable Rate Security - The rate shown is the rate in effect as of June 30, 2015.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2015:
	Level 1	Level 2	Level 3	Total
Common Stocks	$58,903,645	$-	$-	$58,903,645
Short-Term Investment	1,100,032	-	-	1,100,032
Total Investments	$60,003,677	$-	$-	$60,003,677

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

Smith Group Small Cap Focused Growth Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Consumer Discretionary - 18.4%
American Axle & Manufacturing Holdings, Inc. *	830	$17,355
Children's Place Retail Stores, Inc.	303	19,819
Columbia Sportswear Co.	470	28,416
Cracker Barrel Old Country Store, Inc.	150	22,374
Dana Holding Corp.	985	20,271
DineEquity, Inc.	222	21,998
Outerwall, Inc.	295	22,453
Zumiez, Inc. *	580	15,446
		168,132
Consumer Staples - 2.0%
Sanderson Farms, Inc.	240	18,038

Energy - 2.3%
Abraxas Petroleum Corp. *	7,110	20,975

Financials - 6.8%
AmTrust Financial Services, Inc.	470	30,790
Evercore Partners, Inc.	389	20,990
World Acceptance Corp. *	177	10,887
		62,667
Health Care - 24.0%
Agenus, Inc. *	1,650	14,240
AmSurg Corp. *	435	30,428
Centene Corp. *	456	36,662
Chemed Corp.	223	29,235
INC Research Holdings, Inc. - Class A *	660	26,479
Infinity Pharmaceuticals, Inc. *	750	8,213
Ironwood Pharmaceuticals, Inc. *	710	8,563
NuVasive, Inc. *	611	28,949
Ophthotech Corp. *	240	12,494
PAREXEL International Corp. *	389	25,017
		220,280
Industrials - 16.9%
A.O. Smith Corp.	400	28,792
Deluxe Corp.	405	25,110
Greenbrier Companies, Inc.	280	13,118
HNI Corp.	500	25,575
Matson, Inc.	550	23,122
Meritor, Inc. *	1,375	18,040
UniFirst Corp.	192	21,475
		155,232

Information Technology # - 26.0%
Aspen Technology, Inc. *	465	21,181
Cardtronics, Inc. *	505	18,710
Euronet Worldwide, Inc. *	435	26,840
InterDigital, Inc.	405	23,041
Manhattan Associates, Inc. *	554	33,046
Methode Electronics, Inc.	490	13,451
MicroStrategy, Inc. - Class A *	130	22,110
NetScout Systems, Inc. *	505	18,518
NeuStar, Inc. - Class A *	715	20,885
Polycom, Inc. *	1,605	18,361
Take-Two Interactive Software, Inc. *	790	21,780
		237,923
Materials - 2.8%
Graphic Packaging Holding Co.	1,845	25,701
Total Common Stocks
(Cost $834,951)		908,948

SHORT-TERM INVESTMENT - 1.0%
Invesco Liquid Assets Portfolio, Institutional Class, 0.10% ^
(Cost $9,379)	9,379	9,379

Total Investments - 100.2%
(Cost $844,330)		918,327
Other Assets and Liabilities, Net - (0.2)%		(1,639)
Total Net Assets - 100.0%		$916,688

* Non-income producing security.
#
As of June 30 ,2015, the Fund had a signficant portion of its assets invested in this sector. The information technology sector may be more sensitive to short product cycles, competition and aggressive pricing than the overall market.

^ Variable Rate Security - The rate shown is the rate in effect as of June 30, 2015.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$908,948	$-	$-	$908,948
Short-Term Investment	9,379	-	-	9,379
Total Investments	$918,327	$-	$-	$918,327

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

	Smith Group Large Cap Core Growth Fund	Smith Group Small Cap Focused Growth Fund
Cost of investments	$49,485,481	$844,330
Gross unrealized appreciation	11,581,460	124,567
Gross unrealized depreciation	(1,063,264)	(50,570)
Net unrealized appreciation	$10,518,196	$73,997

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date    August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date    August 21, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date    August 21, 2015